Taxation	12 Months Ended
Dec. 31, 2020
Major Components Of Tax Expense Income [Abstract]
Taxation
10.	Taxation

The deferred tax charge in 2020 was nil (2019: nil). Reconciliation of current tax credit at standard rate of UK corporation tax to the current tax credit:

	Year ended December 31,
	2020	2019	2018
	£000s	£000s	£000s
Loss before tax	(36,041)	(22,870)	(20,526)
Tax credit at the standard rate of U.K. corporation tax of 19% (2019: 19% ; 2018: 19%)	6,848	4,345	3,900
Effect of overseas tax rate	(85)	5	10
Impact of unrelieved tax losses not recognized	(6,763)	(4,350)	(3,937)
Adjustment in respect of prior year	(42)	228	62
Research and development tax credit in respect of current year	3,536	3,060	2,080
	3,494	3,288	2,115

Estimated tax losses of £135.6m (2019: £112.6m) are available for relief against future profits.

The deferred tax asset not recognised in these financial statements on the estimated losses and the treatment of the equity settled share- based payments, net of any other temporary timing differences is detailed in note 23. During the year, the Group received a research and development tax credit of £3,018k (2019: £2,308k). The Group has accrued £3,536k (2019: £3,060k) recognising a current tax asset in respect of 2020 research and development tax credits.

The corporation tax main rate during 2020 was 19% (2019: 19%).